UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GLOBAL EQUITY FUND

FORM N-Q

JULY 31, 2016

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 12.7%
Automobiles - 2.5%
Fuji Heavy Industries Ltd.	34,600	$1,330,326	(a)
Mazda Motor Corp.	43,800	647,295	(a)
Peugeot SA	53,000	798,958	*(a)
Suzuki Motor Corp.	26,000	800,154	(a)

Total Automobiles		3,576,733

Hotels, Restaurants & Leisure - 1.2%
Brinker International Inc.	22,000	1,037,080
Darden Restaurants Inc.	11,100	683,316

Total Hotels, Restaurants & Leisure		1,720,396

Household Durables - 1.2%
Bellway PLC	35,000	969,846	(a)
Persimmon PLC	33,500	747,062	(a)

Total Household Durables		1,716,908

Media - 2.4%
Comcast Corp., Class A Shares	23,200	1,560,200
Sirius XM Holdings Inc.	176,000	772,640	*
Time Warner Inc.	9,300	712,845
Viacom Inc., Class B Shares	9,000	409,230

Total Media		3,454,915

Multiline Retail - 1.3%
Kohl’s Corp.	7,900	328,561
Macy’s Inc.	19,800	709,434
Target Corp.	12,000	903,960

Total Multiline Retail		1,941,955

Specialty Retail - 4.1%
Home Depot Inc.	11,300	1,562,112
Lowe’s Cos. Inc.	22,200	1,826,616
O’Reilly Automotive Inc.	3,500	1,017,205	*
TJX Cos. Inc.	19,400	1,585,368

Total Specialty Retail		5,991,301

TOTAL CONSUMER DISCRETIONARY		18,402,208

CONSUMER STAPLES - 11.4%
Beverages - 2.5%
Dr. Pepper Snapple Group Inc.	12,000	1,182,120
Kirin Holdings Co., Ltd.	50,000	863,577	(a)
PepsiCo Inc.	14,900	1,622,908

Total Beverages		3,668,605

Food & Staples Retailing - 3.0%
CVS Health Corp.	17,500	1,622,600
Koninklijke Ahold Delhaize NV	50,270	1,200,214	(a)
Kroger Co.	20,008	684,074
Wal-Mart Stores Inc.	11,635	849,006

Total Food & Staples Retailing		4,355,894

Food Products - 2.0%
Ajinomoto Co. Inc.	28,000	714,142	(a)
Tyson Foods Inc., Class A Shares	28,600	2,104,960

Total Food Products		2,819,102

Household Products - 1.9%
Clorox Co.	6,500	851,955
Kimberly-Clark Corp.	6,900	893,895
Reckitt Benckiser Group PLC	10,713	1,037,691	(a)

Total Household Products		2,783,541

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Tobacco - 2.0%
Altria Group Inc.	32,600	$2,207,020
Swedish Match AB	17,000	619,940	(a)

Total Tobacco		2,826,960

TOTAL CONSUMER STAPLES		16,454,102

ENERGY - 5.5%
Energy Equipment & Services - 1.1%
Petrofac Ltd.	50,000	493,086	(a)
Subsea 7 SA	65,200	696,759	*(a)
Transocean Ltd.	37,400	411,026

Total Energy Equipment & Services		1,600,871

Oil, Gas & Consumable Fuels - 4.4%
Apache Corp.	21,000	1,102,500
Cenovus Energy Inc.	49,800	712,873
Exxon Mobil Corp.	14,190	1,262,200
Gazprom PJSC, ADR	76,199	311,857	(a)
Neste OYJ	42,508	1,609,033	(a)
Valero Energy Corp.	25,800	1,348,824

Total Oil, Gas & Consumable Fuels		6,347,287

TOTAL ENERGY		7,948,158

FINANCIALS - 18.5%
Banks - 8.7%
Bank of America Corp.	119,800	1,735,902
BNP Paribas SA	16,200	801,572	(a)
BOC Hong Kong Holdings Ltd.	316,500	1,041,326	(a)
Canadian Imperial Bank of Commerce	15,000	1,139,547
China Construction Bank Corp., Class H Shares	505,000	338,617	(a)
China Merchants Bank Co., Ltd., Class H Shares	350,600	750,486	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	1,271,000	719,877	(a)
JPMorgan Chase & Co.	32,300	2,066,231
National Bank of Canada	25,800	883,482
Oversea-Chinese Banking Corp., Ltd.	103,000	665,017	(a)
Popular Inc.	18,000	606,420
Royal Bank of Canada	18,000	1,097,247
Societe Generale SA	22,700	773,824	(a)

Total Banks		12,619,548

Capital Markets - 1.1%
Bank of New York Mellon Corp.	28,000	1,103,200
Man Group PLC	308,800	473,280	(a)

Total Capital Markets		1,576,480

Diversified Financial Services - 1.0%
ORIX Corp.	63,400	886,754	(a)
Voya Financial Inc.	23,000	589,490

Total Diversified Financial Services		1,476,244

Insurance - 7.4%
Allianz SE, Registered Shares	7,524	1,077,583	(a)
Allstate Corp.	17,300	1,182,109
American Financial Group Inc.	8,800	643,280
AXA SA	48,324	982,911	(a)
Dai-ichi Life Insurance Co., Ltd.	63,400	823,294	(a)
Hannover Rueck SE	8,609	879,841	(a)
Lincoln National Corp.	15,000	655,050
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	3,915	652,544	(a)
NN Group NV	22,000	592,721	(a)
Prudential Financial Inc.	13,300	1,001,357
Sun Life Financial Inc.	32,600	1,074,141
Swiss Re AG	13,078	1,097,460	(a)

Total Insurance		10,662,291

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Real Estate Management & Development - 0.3%
China Resources Land Ltd.	162,000	$404,178	(a)

TOTAL FINANCIALS		26,738,741

HEALTH CARE - 13.5%
Biotechnology - 5.2%
AbbVie Inc.	19,300	1,278,239
Actelion Ltd., Registered Shares	7,100	1,258,915	(a)
Amgen Inc.	6,500	1,118,195
Biogen Inc.	2,200	637,846	*
Gilead Sciences Inc.	12,932	1,027,706
Shire PLC	18,210	1,177,373	(a)
United Therapeutics Corp.	8,200	992,282	*

Total Biotechnology		7,490,556

Health Care Equipment & Supplies - 2.0%
Edwards Lifesciences Corp.	10,778	1,234,297	*
Hoya Corp.	18,000	638,513	(a)
Teleflex Inc.	5,893	1,062,567

Total Health Care Equipment & Supplies		2,935,377

Health Care Providers & Services - 4.6%
Aetna Inc.	9,000	1,036,890
AmerisourceBergen Corp.	10,000	851,900
Cardinal Health Inc.	14,300	1,195,480
Express Scripts Holding Co.	10,500	798,735	*
McKesson Corp.	7,400	1,439,744
UnitedHealth Group Inc.	9,000	1,288,800

Total Health Care Providers & Services		6,611,549

Pharmaceuticals - 1.7%
Merck & Co. Inc.	8,600	504,476
Merck KGaA	6,711	740,076	(a)
Teva Pharmaceutical Industries Ltd., ADR	23,000	1,230,500

Total Pharmaceuticals		2,475,052

TOTAL HEALTH CARE		19,512,534

INDUSTRIALS - 10.3%
Aerospace & Defense - 4.0%
Boeing Co.	11,100	1,483,626
Lockheed Martin Corp.	5,800	1,465,834
Northrop Grumman Corp.	7,185	1,556,487
Raytheon Co.	9,100	1,269,723

Total Aerospace & Defense		5,775,670

Airlines - 2.3%
Alaska Air Group Inc.	22,400	1,505,728
Delta Air Lines Inc.	19,000	736,250
Deutsche Lufthansa AG, Registered Shares	42,200	501,443	(a)
Southwest Airlines Co.	17,000	629,170

Total Airlines		3,372,591

Construction & Engineering - 0.3%
Hyundai Development Co.	10,000	395,964	(a)

Electrical Equipment - 0.7%
Vestas Wind Systems A/S	14,800	1,033,561	(a)

Machinery - 1.3%
Illinois Tool Works Inc.	10,200	1,177,080
Lincoln Electric Holdings Inc.	10,800	670,248

Total Machinery		1,847,328

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Road & Rail - 1.7%
Canadian National Railway Co.	16,700	$1,058,675
Central Japan Railway Co.	7,300	1,357,898	(a)

Total Road & Rail		2,416,573

TOTAL INDUSTRIALS		14,841,687

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 2.8%
Brocade Communications Systems Inc.	110,500	1,027,650
Cisco Systems Inc.	44,000	1,343,320
Juniper Networks Inc.	39,700	900,793
Motorola Solutions Inc.	11,200	777,056

Total Communications Equipment		4,048,819

Internet Software & Services - 3.0%
Alphabet Inc., Class A Shares	771	610,123	*
eBay Inc.	37,000	1,152,920	*
Facebook Inc., Class A Shares	15,000	1,859,100	*
VeriSign Inc.	9,000	779,490	*

Total Internet Software & Services		4,401,633

IT Services - 0.6%
Leidos Holdings Inc.	16,300	815,163

Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp.	37,323	1,301,080
NVIDIA Corp.	30,000	1,713,000
Texas Instruments Inc.	27,020	1,884,645

Total Semiconductors & Semiconductor Equipment		4,898,725

Software - 0.9%
Citrix Systems Inc.	8,600	766,518	*
Nuance Communications Inc.	29,000	466,030	*

Total Software		1,232,548

Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.	35,083	3,655,999
NetApp Inc.	18,000	474,300
Samsung Electronics Co., Ltd.	922	1,267,901	(a)

Total Technology Hardware, Storage & Peripherals		5,398,200

TOTAL INFORMATION TECHNOLOGY		20,795,088

MATERIALS - 5.4%
Chemicals - 2.6%
Dow Chemical Co.	15,700	842,619
Johnson Matthey PLC	18,300	792,906	(a)
LyondellBasell Industries NV, Class A Shares	14,550	1,095,033
Nissan Chemical Industries Ltd.	34,500	1,096,775	(a)

Total Chemicals		3,827,333

Containers & Packaging - 2.3%
Avery Dennison Corp.	16,560	1,289,859
International Paper Co.	15,540	711,887
Packaging Corp. of America	17,700	1,322,013

Total Containers & Packaging		3,323,759

Paper & Forest Products - 0.5%
UPM-Kymmene OYJ	32,000	658,933	(a)

TOTAL MATERIALS		7,810,025

See Notes to Schedule of Investments.

QS GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.9%
BT Group PLC		99,544	$541,388	(a)
China Telecom Corp., Ltd., Class H Shares		1,400,000	691,893	(a)
Nippon Telegraph & Telephone Corp.		33,000	1,578,312	(a)

Total Diversified Telecommunication Services			2,811,593

Wireless Telecommunication Services - 1.0%
NTT DoCoMo Inc.		54,000	1,465,332	(a)

TOTAL TELECOMMUNICATION SERVICES			4,276,925
UTILITIES - 3.8%
Electric Utilities - 2.0%
Edison International		10,071	779,294
Entergy Corp.		13,400	1,090,626
Korea Electric Power Corp.		19,100	1,044,011	(a)

Total Electric Utilities			2,913,931

Gas Utilities - 0.5%
Enagas SA		24,000	730,896	(a)

Multi-Utilities - 1.3%
National Grid PLC		72,000	1,032,867	(a)
Veolia Environnement SA		35,000	776,663	(a)

Total Multi-Utilities			1,809,530

TOTAL UTILITIES			5,454,357

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $112,717,651)			142,233,825

	RATE
SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,534,986)	0.460%	1,534,986	1,534,986

TOTAL INVESTMENTS - 99.5% (Cost - $114,252,637#)			143,768,811
Other Assets in Excess of Liabilities - 0.5%			774,699

TOTAL NET ASSETS - 100.0%			$144,543,510

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—American Depositary Receipts
PJSC	—Private Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Equity Fund (formerly QS Batterymarch Global Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$13,108,567	$5,293,641	—	$18,402,208
Consumer Staples	12,018,538	4,435,564	—	16,454,102
Energy	4,837,423	3,110,735	—	7,948,158
Financials	13,777,456	12,961,285	—	26,738,741
Health Care	15,697,657	3,814,877	—	19,512,534
Industrials	11,552,821	3,288,866	—	14,841,687
Information Technology	19,527,187	1,267,901	—	20,795,088
Materials	5,261,411	2,548,614	—	7,810,025
Telecommunication Services	—	4,276,925	—	4,276,925
Utilities	1,869,920	3,584,437	—	5,454,357

Total Long-Term Investments	$97,650,980	$44,582,845	—	$142,233,825

Short-Term Investments†	1,534,986	—	—	1,534,986

Total Investments	$99,185,966	$44,582,845	—	$143,768,811

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2016, securities valued at $44,582,845 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$35,231,413
Gross unrealized depreciation	(5,715,239)

Net unrealized appreciation	$29,516,174

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 21, 2016